Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor
Current assets:
Cash and cash equivalents	$ 130.2	$ 154.3	$ 130.2	$ 154.3	$ 107.8
Trade accounts receivable, net of allowance	179.4	163.6	179.4	163.6	139.4
Other current assets	76.5	82.7	43.6	58.7	55.4
Current assets of discontinued operations					0.1
Total current assets	386.1	400.6	353.2	376.6	302.7
Property, plant and equipment, net of accumulated depreciation and amortization	108.9	121.2	108.9	121.2	109.0
Other marketable securities	10.9	11.4	10.9	11.4	10.3
Goodwill	1,792.9	1,804.2	1,792.9	1,804.2	275.2
Other intangibles, net	1,848.9	1,911.6	1,848.9	1,911.6	230.8
Other assets	127.4	129.8	96.2	95.7	77.8
Total assets	4,275.1	4,378.8	4,211.0	4,320.7	1,005.8
Current liabilities:
Trade accounts payable	80.9	78.4	80.7	77.5	75.1
Current portion of long-term debt	9.5	10.6	9.5	10.6	21.8
Other current liabilities	107.9	129.3	89.6	107.0	100.2
Current liabilities of discontinued operations					0.4
Total current liabilities	198.3	218.3	179.8	195.1	197.5
Long-term debt	2,657.2	2,670.3	1,659.0	1,672.3	1,579.4
Other liabilities	656.3	679.4	646.6	667.4	53.3
Total liabilities	3,511.8	3,568.0	2,485.4	2,534.8	1,830.2
Redeemable noncontrolling interests	20.4	14.7	20.4	14.7
Stockholders' equity:
Preferred stock, value
Common stock, value	1.1	1.1	0	0	0.3
Additional paid-in capital	1,113.2	1,109.4	1,690.7	1,687.2	893.9
Treasury stock at cost	(2.7)	(0.7)	0	0	(0.2)
Retained earnings	(396.8)	(382.6)	(13.6)	15.1	(1,739.0)
Accumulated other comprehensive income (loss)	(61.8)	(24.4)	(61.8)	(24.4)	(3.6)
Total TransUnion Corp stockholders' equity	653.0	702.8	1,615.3	1,677.9	(848.6)
Noncontrolling interests	89.9	93.3	89.9	93.3	24.2
Total stockholders' equity	742.9	796.1	1,705.2	1,771.2	(824.4)
Total liabilities and stockholders' equity	$ 4,275.1	$ 4,378.8	$ 4,211.0	$ 4,320.7	$ 1,005.8